GOODWILL - Cash Generating Units (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	$ 14,101	$ 14,488	$ 8,789
North American residential decarbonization infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	3,050	3,117
European residential decarbonization infrastructure business
Disclosure of information for cash-generating units [line items]
Goodwill	2,126	1,881
North American rail operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,099	2,098
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,871	2,028
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,163	1,163
European hyperscale data center platform
Disclosure of information for cash-generating units [line items]
Goodwill	721	797
Canadian natural gas gathering and processing operation
Disclosure of information for cash-generating units [line items]
Goodwill	669	726
Indian telecom tower operation
Disclosure of information for cash-generating units [line items]
Goodwill	523	242
U.S. colocation data center operation
Disclosure of information for cash-generating units [line items]
Goodwill	503	503
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Goodwill	411	526
Colombian natural gas distribution operation
Disclosure of information for cash-generating units [line items]
Goodwill	404	461
U.K. wireless infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	344	350
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 217	$ 596